Borrowings (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Guarantees
Total debt 2017	R$ 674,580
Total guaranteed	R$ 674,580
BNB
Guarantees
Maturity	December-2022
Total debt 2017	R$ 113,759
Total guaranteed	R$ 113,759
Guarantees	Mortgage of plants, pledge of machinery and equipment
BNB
Guarantees
Maturity	August-2024
Total debt 2017	R$ 187,794
Total guaranteed	R$ 187,794
Guarantees	Bank surety
BNDES
Guarantees
Maturity	December-2021
Total debt 2017	R$ 185,406
Total guaranteed	R$ 185,406
Guarantees	Mortgage of plants, land and property, pledge of machinery and equipment
FUNDES
Guarantees
Maturity	June-2020
Total debt 2017	R$ 79,882
Total guaranteed	R$ 79,882
Guarantees	Mortgage of plants, land and property, pledge of machinery and equipment
FINEP
Guarantees
Maturity	July-2024
Total debt 2017	R$ 89,614
Total guaranteed	R$ 89,614
Guarantees	Bank surety
FINEP
Guarantees
Maturity	December-2019
Total debt 2017	R$ 6,806
Total guaranteed	R$ 6,806
Guarantees	Bank surety, pledge of equipment and current account lockout (restricted fund)
FINAME
Guarantees
Maturity	February-2022
Total debt 2017	R$ 4,175
Total guaranteed	R$ 4,175
Guarantees	Pledge of equipment
FINISA
Guarantees
Maturity	December-2023
Total debt 2017	R$ 6,490
Total guaranteed	R$ 6,490
Guarantees	Bank surety
OTHER
Guarantees
Maturity	July-2021
Total debt 2017	R$ 654
Total guaranteed	R$ 654
Guarantees	Pledge of equipment